MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

COMMON STOCKS - 138.8%	Shares	Value
Communication Services - 4.2%
Alternative Carriers - 3.6%
U-Next Holdings Co. Ltd.	301,410	$ 4,280,512
		$–
Interactive Home Entertainment - 0.2%
Nihon Falcom Corp.	23,364	213,997

Interactive Media & Services - 0.4%
ZIGExN Co. Ltd.	148,792	537,638
Total Communication Services		5,032,147

Consumer Discretionary - 15.2%
Apparel Retail - 0.5%
and ST HD Co. Ltd.	28,252	581,554

Apparel, Accessories & Luxury Goods - 1.2%
LVMH Moet Hennessy Louis Vuitton SE	2,470	1,456,681
		$–
Automotive Parts & Equipment - 0.4%
Shoei Co. Ltd.	36,381	458,739

Broadline Retail - 5.3%
Amazon.com, Inc. (a)(b)	27,418	6,278,722
		$–
Computer & Electronics Retail - 0.9%
Nojima Corp.	46,929	1,057,024

Homebuilding - 5.3%
Century Communities, Inc. (b)	27,275	1,796,877
FJ Next Holdings Co. Ltd.	33,656	332,312
Open House Group Co. Ltd.	63,856	3,285,463
Sumitomo Forestry Co. Ltd.	70,910	813,784
		6,228,436
Leisure Facilities - 0.7%
Nippon Ski Resort Development Co. Ltd.	31,895	134,999
Tokyotokeiba Co. Ltd.	19,722	712,625
		847,624
Other Specialty Retail - 0.7%
Asahi Co. Ltd.	41,674	389,927
Japan Eyewear Holdings Co. Ltd.	34,101	484,986
		874,913

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 138.8% (CONTINUED)	Shares	Value
Specialized Consumer Services - 0.1%
Heian Ceremony Service Co. Ltd.	13,000	$87,666

Tires & Rubber - 0.1%
Tigers Polymer Corp.	23,155	148,427
Total Consumer Discretionary		18,019,786

Consumer Staples - 10.4%
Consumer Staples Merchandise Retail - 1.4%
Wal-Mart de Mexico SAB de CV	546,921	1,633,921

Distillers & Vintners - 1.0%
Diageo PLC - ADR (b)	10,539	1,178,576
		$–
Food Distributors - 0.3%
OUG Holdings, Inc.	11,185	306,350

Food Retail - 2.1%
Eco's Co. Ltd.	28,080	520,690
Halows Co. Ltd.	24,700	862,244
Life Corp.	65,629	1,099,064
		2,481,998
Household Products - 0.2%
Niitaka Co. Ltd.	20,896	305,431

Packaged Foods & Meats - 5.4%
Bourbon Corp.	9,440	162,456
Gruma SAB de CV - Class B	210,299	3,615,234
Ifuji Sangyo Co. Ltd.	23,600	391,848
Kikkoman Corp.	47,900	414,282
Kotobuki Spirits Co. Ltd.	33,864	420,549
Morinaga & Co. Ltd.	29,400	534,564
Nippn Corp.	35,224	544,102
Starzen Co. Ltd.	49,400	401,708
		6,484,743
Total Consumer Staples		12,391,019

Energy - 22.6%
Integrated Oil & Gas - 3.2%
Ecopetrol SA - ADR (b)	402,522	3,783,707

Oil & Gas Equipment & Services - 0.2%
Nagaoka International Corp.	22,764	217,796
		$–

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 138.8% (CONTINUED)	Shares	Value
Oil & Gas Exploration & Production - 2.6%
Geopark Ltd. (b)	281,231	$1,856,125
Inpex Corp.	74,896	1,283,305
		3,139,430
Oil & Gas Storage & Transportation - 16.6%
Energy Transfer LP (b)	521,175	9,235,221
MPLX LP (b)	80,837	4,112,178
Western Midstream Partners LP (b)	164,118	6,435,067
		19,782,466
Total Energy		26,923,399

Financials - 14.6%
Commercial & Residential Mortgage Finance - 2.7%
Federal Agricultural Mortgage Corp. - Class C (b)	15,565	3,261,957

Financial Exchanges & Data - 1.3%
Japan Exchange Group, Inc.	146,000	1,538,437
		$–
Investment Banking & Brokerage - 4.6%
Morgan Stanley (b)	15,879	2,389,472
SBI Holdings, Inc.	54,201	2,581,421
Traders Holdings Co. Ltd.	72,360	501,259
		5,472,152
Regional Banks - 5.8%
Axos Financial, Inc. (a)(b)	66,296	6,046,858
Parke Bancorp, Inc. (b)	38,436	866,732
		6,913,590
Specialized Finance - 0.2%
Entrust, Inc.	25,732	180,004
Total Financials		17,366,140

Health Care - 3.3%
Health Care Distributors - 0.3%
Koa Shoji Holdings Co. Ltd.	71,300	373,105

Life Sciences Tools & Services - 3.0%
Medpace Holdings, Inc. (a)(b)	7,492	3,562,521
Total Health Care		3,935,626

Industrials - 43.4%(c)
Agricultural & Farm Machinery - 0.5%
YAMABIKO Corp.	35,358	563,976

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 138.8% (CONTINUED)	Shares	Value
Air Freight & Logistics - 0.4%
Being Holdings Co. Ltd.	19,448	$524,066
		$–
Airport Services - 15.3%
Aena SME SA (d)	60,736	1,757,910
Corp. America Airports SA (a)(b)	169,147	3,638,352
Flughafen Zurich AG	2,911	888,416
Grupo Aeroportuario del Centro Norte SAB de CV - ADR (b)	66,819	6,829,570
Grupo Aeroportuario del Pacifico SAB de CV - ADR (b)	20,886	5,033,526
		18,147,774
Building Products - 1.3%
Nichias Corp.	24,522	953,647
Sanyo Industries Ltd.	20,324	567,034
		1,520,681
Construction & Engineering - 1.6%
Kitano Construction Corp.	19,340	592,222
Shinnihon Corp.	39,749	510,674
Subaru Enterprise Co. Ltd.	12,800	304,855
Tanabe Engineering Corp.	21,384	356,364
Ueki Corp.	10,250	172,908
		1,937,023
Construction Machinery & Heavy Transportation Equipment - 1.1%
Takeuchi Manufacturing Co. Ltd.	35,652	1,251,841

Diversified Support Services - 0.2%
VIS Co. Ltd.	19,904	186,911
		$–
Environmental & Facilities Services - 0.6%
Universal Engeisha KK	18,328	735,839

Human Resource & Employment Services - 0.7%
HIRAYAMA Holdings Co. Ltd.	20,996	158,447
Human Holdings Co. Ltd.	20,280	259,029
Quick Co. Ltd.	29,177	468,960
		886,436
Industrial Conglomerates - 8.1%
Hikari Tsushin, Inc.	35,827	9,593,362

Industrial Machinery & Supplies & Components - 2.3%
Galilei Co. Ltd.	26,004	649,414
Maruzen Co. Ltd.	21,856	523,515
Musashi Co. Ltd.	14,455	227,711
Okamoto Machine Tool Works Ltd.	21,756	694,333

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 138.8% (CONTINUED)	Shares	Value
Industrial Machinery & Supplies & Components - 2.3% (Continued)
Shibuya Corp.	27,867	$676,977
		2,771,950
Rail Transportation - 3.6%
Central Japan Railway Co.	73,520	1,962,635
Hankyu Hanshin Holdings, Inc.	25,273	750,339
Jungfraubahn Holding AG	5,814	1,525,889
		4,238,863
Research & Consulting Services - 0.1%
Draft, Inc.	24,432	124,026

Trading Companies & Distributors - 7.6%
Daiichi Jitsugyo Co. Ltd.	27,119	500,840
Hanwa Co. Ltd.	30,851	1,337,286
ITOCHU Corp.	26,039	1,487,867
JK Holdings Co. Ltd.	23,436	196,795
Mitani Corp.	20,764	304,349
Mitsui & Co. Ltd.	41,969	978,434
Sojitz Corp.	44,500	1,183,396
Sumitomo Corp.	69,926	1,973,279
Totech Corp.	30,492	666,050
Tsubakimoto Kogyo Co. Ltd.	21,270	428,425
		9,056,721
Total Industrials		51,539,469

Information Technology - 15.0%
Application Software - 0.6%
ISB Corp.	27,620	319,513
NSW, Inc.	22,488	401,847
		721,360
Communications Equipment - 0.7%
SAXA, Inc.	23,716	824,666

Electronic Components - 0.6%
Hosiden Corp.	21,040	329,298
SEMITEC Corp.	21,150	355,199
		684,497
Electronic Equipment & Instruments - 2.0%
Azbil Corp.	102,424	1,034,660
Jeol Ltd.	26,294	838,266
Kyoritsu Electric Corp.	29,496	513,026
		2,385,952

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 138.8% (CONTINUED)	Shares	Value
IT Consulting & Other Services - 0.9%
Asahi Intelligence Service Co. Ltd.	22,196	$150,435
Itfor, Inc.	37,959	374,024
NCD Co. Ltd.	30,096	537,593
		1,062,052
Semiconductor Materials & Equipment - 2.3%
GLTechno Holdings, Inc.	24,384	511,059
Inter Action Corp.	31,710	308,566
Lasertec Corp.	14,374	1,531,251
Rorze Corp.	33,400	418,878
		2,769,754
Semiconductors - 5.9%
RS Technologies Co. Ltd.	25,100	621,714
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	27,752	6,407,104
		7,028,818
Technology Distributors - 1.1%
Daitron Co. Ltd.	25,091	705,154
Kaga Electronics Co. Ltd.	25,695	605,853
		1,311,007
Technology Hardware, Storage & Peripherals - 0.9%
Buffalo, Inc.	18,095	452,513
MCJ Co. Ltd.	65,019	631,807
		1,084,320
Total Information Technology		17,872,426

Materials - 7.4%
Commodity Chemicals - 1.1%
KEIWA, Inc.	71,620	541,944
PILLAR Corp.	27,335	755,198
		1,297,142
Construction Materials - 0.9%
Maeda Kosen Co. Ltd.	33,400	407,514
Shinagawa Refractories Co. Ltd.	31,959	421,466
TYK Corp.	67,064	243,695
		1,072,675
Specialty Chemicals - 2.4%
C Uyemura & Co. Ltd.	18,329	1,308,368
JCU Corp.	17,130	500,652
SK Kaken Co. Ltd.	16,067	988,368
		2,797,388

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 138.8% (CONTINUED)	Shares	Value
Steel - 3.0%
Ternium SA - ADR (b)	82,189	$2,725,387
Yamato Kogyo Co. Ltd.	13,219	871,912
		3,597,299
Total Materials		8,764,504

Real Estate - 2.7%
Diversified Real Estate Activities - 2.3%
Starts Corp., Inc.	25,699	871,760
Sumitomo Realty & Development Co. Ltd.	30,775	1,276,611
Tokyo Tatemono Co. Ltd.	32,890	624,542
		2,772,913
Real Estate Operating Companies - 0.4%
Hulic Co. Ltd.	37,834	407,033
Total Real Estate		3,179,946
TOTAL COMMON STOCKS (Cost $147,531,950)		165,024,462

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0%(e)
First American Government Obligations Fund - Class X, 4.22%(f)	1,540	1,540
TOTAL MONEY MARKET FUNDS (Cost $1,540)		1,540

TOTAL INVESTMENTS - 138.8% (Cost $147,533,490)		$165,026,002
Liabilities in Excess of Other Assets - (38.8)% (g)		(46,143,836)
TOTAL NET ASSETS - 100.0%		$118,882,166

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of August 31, 2025 is $75,437,952.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $1,757,910 or 1.5% of the Fund’s net assets.

(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
(g)	Includes cash of $80,138 that is pledged as collateral for securities sold short.

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF SECURITIES SOLD SHORT
August 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - (47.5)%	Shares	Value
AdvisorShares Pure US Cannabis ETF	(380,996)	$(2,122,148)
ARK Innovation ETF	(97,421)	(7,302,678)
Direxion Daily Small Cap Bull 3X Shares	(81,365)	(3,403,498)
Global X Nasdaq 100 Covered Call ETF	(439,372)	(7,311,150)
Global X SuperDividend ETF	(503,059)	(12,113,661)
iShares Russell 2000 ETF	(87,366)	(20,545,862)
YieldMax Universe Fund of Option Income ETF	(287,458)	(3,653,591)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $52,481,949)		(56,452,588)

CLOSED-END FUNDS - (11.6)%
Eagle Point Credit Co., Inc.	(122,837)	(927,419)
Oxford Lane Capital Corp.	(1,796,691)	(6,737,591)
Prospect Capital Corp.	(709,275)	(2,113,640)
TriplePoint Venture Growth BDC Corp.	(590,150)	(4,001,217)
TOTAL CLOSED-END FUNDS (Proceeds $15,374,435)		(13,779,867)

COMMON STOCKS - (6.8)%
Financials - (6.8)%
Asset Management & Custody Banks - (6.8)%
BlackRock TCP Capital Corp.	(530,336)	(3,823,723)
Runway Growth Finance Corp.	(396,336)	(4,316,099)
TOTAL COMMON STOCKS (Proceeds $8,335,117)		(8,139,822)

TOTAL SECURITIES SOLD SHORT - (65.9)% (Proceeds $76,191,501)		$(78,372,277)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF FORWARD CURRENCY CONTRACTS
August 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	09/30/2025	USD	$39,172,550	JPY	5,779,361,302	$ (295,080)
Net Unrealized Appreciation (Depreciation)						$ (295,080)

JPY - Japanese Yen
USD - United States Dollar

MILITIA LONG/SHORT EQUITY ETF

Summary of Fair Value Disclosures as of August 31, 2025 (Unaudited)

Militia Long/Short Equity ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$165,024,462	$—	$—	$165,024,462
Money Market Funds	1,540	—	—	1,540
Total Investments	$165,026,002	$—	$—	$165,026,002

Liabilities
Exchange Traded Funds	$(56,452,588)	$—	$—	$(56,452,588)
Closed-End Funds	(13,779,867)	—	—	(13,779,867)
Common Stocks	(8,139,822)	—	—	(8,139,822)
Total Investments	$(78,372,277)	$—	$—	$(78,372,277)

Other Financial Instruments
Forward Currency Contracts*	$—	$(295,080)	$—	$(295,080)
Total Investments	$—	$(295,080)	$—	$(295,080)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of August 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.